UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
    (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31
Date of reporting period: June 30, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

          The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2010

Semi-Annual Report

Legg Mason
Permal Tactical
Allocation Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II  |  Legg Mason Permal Tactical Allocation Fund

Fund’s objectives

The Fund is managed as a tactical asset allocation program. The Fund seeks to provide total return in excess of a traditional 60/30/10 (equity/fixed income/cash) portfolio over the medium term.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Permal Tactical Allocation Fund for the six-month reporting period ended June 30, 2010.

Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period. Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 30, 2010

Legg Mason Permal Tactical Allocation Fund  |  III

Investment commentary

Economic review
While the overall U.S. economy continued to expand, economic data generally weakened toward the end of the six months ended June 30, 2010. Economic growth overseas was mixed, as many developed countries experienced challenging conditions, while emerging market countries generally enjoyed solid expansions. The combination of these factors had significant implications for the financial markets.

Looking back, the U.S. Department of Commerce reported that U.S. gross domestic product (“GDP”)i contracted four consecutive quarters, beginning in the third quarter of 2008 through the second quarter of 2009. Economic conditions then began to improve in the third quarter of 2009, as GDP growth was 1.6%. A variety of factors helped the economy to regain its footing, including the government’s $787 billion stimulus program. Economic growth then accelerated during the fourth quarter of 2009, as GDP growth was 5.0%. A slower drawdown in business inventories and renewed consumer spending were contributing factors spurring the economy’s higher growth rate. While the recovery continued during the first half of 2010, it did so at a more modest pace, as GDP growth was 3.7% during the first quarter of 2010 and an estimated 2.4% during the second quarter. The slower pace of growth in the second quarter was due, in part, to slower consumer spending, which rose an annualized 1.6% during the quarter, versus a 1.9% gain over the first three months of the year.

Even before GDP growth turned positive, there were signs that the economy was on the mend. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.8 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). While June 2010’s PMI reading of 56.2 was lower than May’s reading of 59.7, manufacturing has now expanded eleven consecutive months according to PMI data. The manufacturing sector’s growth remained fairly broad-based with thirteen of the eighteen industries tracked by the Institute for Supply Management expanding during June.

After experiencing sharp job losses in 2009, the U.S. Department of Labor reported that over one million new positions were added during the first five months of 2010. Included in that total, however, were 700,000 temporary government jobs tied to the 2010 Census. In June, 225,000 of these temporary positions were eliminated, offsetting private sector growth and resulting in a net loss of 125,000 jobs for the month. However, the unemployment rate fell to 9.5% in June, versus 9.7% and 9.9% in May and April, respectively.

There was mixed news in the housing market during the period. According to the National Association of Realtors, existing home sales increased 7.0% and 8.0% in March and April, respectively, after sales had fallen for the period from December 2009 through February 2010. The rebound was largely attributed to people rushing to take advantage of the government’s $8,000 tax credit for first-time home buyers that expired at the end of April. However, with the end of the tax credit, existing home sales then declined 2.2% and 5.1% in May and June, respectively. In addition, the inventory of unsold homes increased 2.5% to 3.99 million in June. Looking at home prices, the S&P/Case-Shiller Home Price Indexiii indicated that month-to-month U.S. home prices rose 1.3% in May. This marked the second straight monthly increase following six consecutive months of declining prices.

Outside of the U.S., economic news was dominated by the sovereign debt crisis in Europe. In May, the European Union and International Monetary Fund (“IMF”) announced a €750 billion ($955 billion) plan to aid fiscally-troubled Eurozone countries. Despite this, investors were skeptical that the bailout plan would be sufficient to stem the contagion of the debt crisis to other peripheral European countries. Given the economic strains in the Eurozone, the IMF projected that growth in the region will be a modest 1% in 2010. Expectations for Japan’s economy are better but still relatively tepid, as the IMF’s forecast for the country’s economy is a 2.4% expansion in 2010. In contrast, many emerging market countries are experiencing strong economic growth. The IMF projected that China’s economy will expand 10.5% in 2010 and India’s economy will grow 9.4% during the year.

Financial market overview
During the first half of the reporting period, the financial markets were largely characterized by healthy investor risk appetite and solid results by the stock market and the fixed-income spread sectors (non-Treasuries). However, the market

IV  |  Legg Mason Permal Tactical Allocation Fund

Investment commentary (cont’d)

experienced a sharp sell-off during the second half of the reporting period, during which risk aversion returned and investors flocked to the relative safety of U.S. Treasury securities.

Given certain pockets of weakness in the economy, including elevated unemployment in the U.S., the Federal Reserve Board (“Fed”)iv remained cautious. At its meeting in June 2010, the Fed said it “will maintain the target range for the federal funds ratev at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

However, the Fed took several steps in reversing its accommodative monetary stance. On February 18, 2010, the Fed raised the discount rate, the interest rate it charges banks for temporary loans, from 1/2 to 3/4 percent. The Fed also concluded its $1.25 trillion mortgage securities purchase program at the end of the first quarter of 2010. However, the Fed left the door open for future stimulus measures if needed. In the minutes of its June meeting that were released on July 14th (after the reporting period ended), the Fed said, “In addition to continuing to develop and test instruments to exit from the period of unusually accommodative monetary policy, the Committee would need to consider whether further policy stimulus might become appropriate if the outlook were to worsen appreciably.”

As a result of the economic challenges in the Eurozone, the European Central Bank (“ECB”) kept interest rates at 1% during the reporting period. The ECB has kept rates at this historic low since the middle of 2009. Similar stances were taken by the Bank of England and the Bank of Japan, keeping rates at 0.5% and 0.1%, respectively, during the six months ended June 30, 2010. In contrast, a number of emerging market countries, including China, India and Brazil, raised interest rates during the reporting period in an effort to tame inflation.

Equity market review
After a solid start, the equity market, as measured by the S&P 500 Indexvi (the “Index”), fell sharply in May and June. This sell-off dragged the Index down into negative territory for the six months ended June 30, 2010. Looking back, after a brief setback in January 2010, the Index rose during the next three months of 2010 — advancing a total of 11.05%. There were a number of factors contributing to the stock market’s ascent, including improving economic conditions, rising corporate profits and strong investor demand.

However, robust investor appetite was replaced with heightened risk aversion in May and June. This was due to the escalating sovereign debt crisis in Europe, uncertainties regarding new financial reforms in the U.S. and some worse-than-expected economic data. After reaching a nineteen-month high on April 23, 2010, the market fell into “correction territory” in May, as it plunged more than 10%. This marked the first correction since November 2007. All told, the Index returned -6.65% over the six months ended June 30, 2010. While the Index on June 30, 2010 was more than 50% higher than its twelve-year low on March 9, 2009, it declined approximately 15% from its high on April 23, 2010.

The international developed equity market, as measured by the MSCI EAFE Indexvii, also posted a negative return and lagged its U.S. counterpart during the six months ended June 30, 2010. With the exception of a brief rally in March, the MSCI EAFE Index declined during each of the other five months covered by this report. This was due to a number of factors, including concerns regarding the debt crisis in Greece and fears that it could spread to other European countries. In addition, more subdued economic growth and the strengthening U.S. dollar negatively impacted the international developed equity market. All told, the MSCI EAFE Index returned -13.23% during the reporting period. Emerging market equities also generated poor results, although they fared relatively better than international developed equities, given their stronger growth rates. During the six months ended June 30, 2010, the MSCI Emerging Markets Indexviii returned -6.17%.

Fixed-income market review
Continuing the trend that began in the second quarter of 2009, nearly every spread sector outperformed equal-durationix Treasuries during the first half of the reporting period. Over that

Legg Mason Permal Tactical Allocation Fund  |  V

time, investor confidence was high given the encouraging economic backdrop, continued low interest rates and benign inflation. However, a “flight to quality” occurred toward the end of April and during the month of May. This was due to the situation in Europe, pending financial regulations and pockets of weakness in the economy. Most spread sectors then produced positive absolute returns in June, as investor demand for these securities began to again increase.

Both short- and long-term Treasury yields fluctuated during the period but generally moved lower. When the period began, two- and ten-year Treasury yields were 1.14% and 3.85%, respectively. Two- and ten-year Treasury yields initially rose, reaching as high as 1.18% and 4.01%, respectively, in early April. Yields then largely declined amid the investor flight to quality. On June 30, 2010, two- and ten-year Treasury yields reached their lows for the reporting period: 0.61% and 2.97%, respectively. Over the six-month reporting period, the yield curvex flattened, with longer-term Treasury yields declining more than their shorter-term counterparts. For the six months ended June 30, 2010, the Barclays Capital U.S. Aggregate Indexxi returned 5.33%. In contrast, the Barclays Capital Global Aggregate Index (Hedged)xii returned 4.00% over the same time frame.

While the U.S. high-yield bond market could not escape the negative impact of the investor flight to quality, it still was able to produce strong results during the reporting period. The asset class posted positive returns during each month except for May 2010 when risk aversion reached extremely elevated levels. The high-yield market was supported by better-than-expected corporate profits and overall strong investor demand. All told, the Barclays Capital U.S. High Yield — 2% Issuer Cap Indexxiii returned 4.45% for the six months ended June 30, 2010.

Emerging market debt prices rallied over the reporting period, also posting positive returns each month during the period except for May 2010. This impressive performance was triggered by strong economic growth in many emerging market countries, solid domestic demand and generally robust investor demand for the asset class. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xiv returned 5.37% over the six months ended June 30, 2010.

Performance review
For the six months ended June 30, 2010, Class A shares of Legg Mason Permal Tactical Allocation Fund, excluding sales charges, returned -3.81%. The Fund’s unmanaged benchmarks, the MSCI World Indexxv, the Barclays Capital U.S. Aggregate Index and the Citigroup 90-Day U.S. Treasury Bill Indexxvi, returned -9.56%, 5.33% and 0.05%, respectively, for the same period. The 60/30/10 Compositexvii returned -4.13% over the same time frame. The Lipper Global Flexible Portfolio Funds Category Average1 returned -3.38% for the same period.

Performance Snapshot as of June 30, 2010

(excluding sales charges) (unaudited)	6 months

Legg Mason Permal Tactical Allocation Fund:

Class A	-3.81%

Class C	-4.17%

Class FI	-3.81%

Class I	-3.67%

Class IS	-3.67%

MSCI World Index	-9.56%

Barclays Capital U.S. Aggregate Index	5.33%

Citigroup 90-Day U.S. Treasury Bill Index	0.05%

60/30/10 Composite	-4.13%

Lipper Global Flexible Portfolio Funds Category Average	-3.38%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

The composition of the Fund’s investment portfolio will vary over time, based on Permal’s overall allocation decisions and top-down and bottom-up implementation. The Fund may change, from time to time, the underlying funds, whether affiliated or unaffiliated, in which it invests without notice to shareholders.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 188 funds in the Fund’s Lipper category, and excluding sales charges.

VI  |  Legg Mason Permal Tactical Allocation Fund

Investment commentary (cont’d)

Total Annual Operating Expenses† (unaudited)

As of the Fund’s most current prospectus dated April 30, 2010, the gross total operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 3.63%, 4.25%, 3.77%, 3.17% and 3.52%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and incentive or performance-based fees of underlying funds, to average net assets will not exceed 1.75% for Class A shares, 2.50% for Class C shares, 1.75% for Class FI shares, 1.50% for Class I shares and 1.50% for Class IS shares. This expense limitation agreement cannot be terminated prior to April 30, 2012 without the Board of Trustees’ consent. The expenses of the underlying funds are subject to this agreement.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 30, 2010

RISKS: Investing in equity securities involves market risk. The Fund may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The Fund may invest in hedge funds, private investments, commodities, foreign currencies, infrastructure investments, and real estate. These investments are speculative, may be illiquid, and involve substantial risks. Short selling may result in significant losses. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Investments in foreign securities are subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. High-yield bonds are rated below investment grade and involve greater credit and liquidity risk than higher-rated securities. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. There are additional risks and other expenses associated with investing in underlying funds rather than directly in portfolio securities. For instance, the underlying funds may borrow money to leverage their investments. Leverage may result in greater volatility of investment returns and may increase a shareholder’s risk of loss. In addition to the Fund’s operating expenses, shareholders will indirectly bear the operating expenses of the underlying funds. For example, shareholders will pay management fees of both the Fund and the underlying funds. Please see the Fund’s prospectus for more information on these and other risks.

All investments are subject to risk including the possible loss of principal. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

†	Includes expenses of the underlying funds in which the Fund invests.

Legg Mason Permal Tactical Allocation Fund  |  VII

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vii	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

viii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

ix

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

[x]	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

xi

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xii	The Barclays Capital Global Aggregate Index (Hedged) is an index comprised of several other Barclays Capital indices that measure fixed-income performance of regions around the world.

xiii

The Barclays Capital U.S. High Yield - 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xiv

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xv	The MSCI World Index is an unmanaged index considered representative of growth stocks of developed countries. Index performance is calculated with net dividends.

xvi	The Citigroup 90-Day U.S. Treasury Bill Index is an unmanaged index generally representative of the average yield of 90-day U.S. Treasury Bills.

xvii

The 60/30/10 Composite is a hypothetical representation of the performance of the portfolio’s major asset classes. It consists of 60% MSCI World Index, 30% Barclays Capital U.S. Aggregate Index and 10% 90-Day Treasury Bill Index.

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Legg Mason Permal Tactical Allocation Fund 2010 Semi-Annual Report  |  1

Fund at a glance† (unaudited)

Legg Mason Permal Tactical Allocation Fund Breakdown (%) as of — June 30, 2010

As a Percent of Total Long-Term Investments

			% of Total Long-Term Investments		Top 5 Sectors

			■	4.0 The Royce Fund —	Natural Resources
				Royce Special Equity Fund,	Financial Services
				Institutional Class Shares	Industrial Services
Health
Technology

			■	4.0 Select Sector SPDR® —	Utilities
Utilities Select Sector
SPDR® Fund

			■	3.8 Select Sector SPDR® —	Consumer Staples
Consumer Staples Select
Sector SPDR® Fund

			■	3.8 The Royce Fund —	Industrial Services
				Royce Value Fund,	Health
				Institutional Class Shares	Technology
% of Total Long-Term					Consumer Products
Investments		Top 5 Sectors			Natural Resources

■	8.7 Legg Mason Charles	Sovereign Bonds	■	3.2 ProShares Trust II —	Euro Currency
	Street Trust, Inc. — Legg	Corporate Bonds & Notes		ProShares
	Mason Global Opportunities	Collateralized Mortgage		UltraShort Euro
	Bond Fund, Class IS Shares	Obligations
		U.S. Government & Agency	■	3.1 John Hancock	Consumer Discretionary
		Obligations		Funds II — John Hancock	Health Care
		Municipal Bonds		Floating Rate Income Fund,	Financials
				Class I Shares	Industrials
■	8.2 Western Asset Funds,	Corporate Bonds & Notes			Materials
	Inc. — Western Asset Core	Mortgage-Backed Securities
	Bond Portfolio, Class IS	U.S. Government & Agency	■	3.0 iShares Trust — iShares	U.S. Inflation Protected
	Shares	Obligations		Barclays TIPS Bond Fund	Securities
Collateralized Mortgage
		Obligations	■	2.0 iShares Trust —	Financials
		Asset-Backed Securities		iShares MSCI Germany	Industrials
				Index Fund	Consumer Discretionary
■	7.9 Legg Mason Partners	Information Technology			Materials
	Equity Trust — Legg Mason	Industrials			Utilities
	ClearBridge Appreciation Fund,	Financials
	Class IS Shares	Consumer Staples	■	1.9 iShares Trust —	Biotechnology
		Health Care		iShares Nasdaq	Pharmaceuticals
				Biotechnology Index Fund	S-T Securities
■	5.8 Legg Mason Partners	Health Care
	Equity Trust — Legg Mason	Consumer Discretionary	■	1.8 Legg Mason Partners	Certificates of Deposit
	ClearBridge Aggressive	Information Technology		Institutional Trust — Western	Commercial Paper
	Growth Fund, Class IS Shares	Energy		Asset Institutional	Time Deposits
		Industrials		Liquid Reserves,	U.S. Government Agencies
				Institutional Class Shares	Corporate Bonds & Notes
■	5.0 SPDR® Gold Trust —	Gold
	SPDR® Gold Shares		■	1.8 Market Vectors ETF	Agricultural Chemicals
				Trust — Market Vectors	Agriproduct Operations
■	4.7 iShares Trust — iShares	Industrials		Agribusiness ETF	Agricultural Equipments
	MSCI Japan Index Fund	Consumer Discretionary			Livestock Operations
		Financials			Ethanol/Biodiesel
Information Technology
		Materials	■	1.7 iShares Trust —	Health Care Providers
				iShares Dow Jones	S-T Securities
■	4.3 Legg Mason Partners	Collateralized Mortgage		U.S. Healthcare Providers
	Income Trust — Legg Mason	Obligations		Index Fund
	Western Asset Adjustable	Corporate Bonds & Notes
	Rate Income Fund,	U.S. Government & Agency	■	1.7 iShares Trust —	Consumer Staples
	Class I Shares	Obligations		iShares MSCI	Industrials
		Asset-Backed Securities		Netherlands Investable	Financials
		Collateralized Senior Loans		Market Index Fund	Telecommunication
Materials
■	4.3 Legg Mason Partners	Corporate Bonds & Notes
	Income Trust — Legg Mason	Collateralized Mortgage	■	1.6 ETFS Palladium Trust —	Precious Metals
	Western Asset Short-Term	Obligations		ETFS Physical Palladium Shares
	Bond Fund, Class I Shares	Asset-Backed Securities
		U.S. Government & Agency	■	1.6 EMM Umbrella Funds —	Financials
		Obligations		Emerging Markets,	Industrial
		Mortgage-Backed Securities		Middle East Fund, Class A	Telecommunication Services
				Shares	Consumer Staples
■	4.1 Calamos Investment	Information Technology			Utilities
	Trust — Calamos Convertible	Health Care
	Fund, Class I Shares	Energy	■	1.5 ETFS Metal Securities —	Precious Metals
		Industrials		ETFS Physical Platinum
Materials
			■	1.5 Africa Emerging	Financials
■	4.1 Western Asset Funds,	Corporate Bonds & Notes		Markets Fund,	Consumer Staples
	Inc. — Western Asset High	Collateralized Senior Loans		Class A Shares	Telecommunication Services
	Yield Portfolio, Class IS Shares	Common Stocks			Materials
		Convertible Preferred Stocks			Industrial
Preferred Stocks
			■	0.9 ProShares Trust II —	Yen Currency
ProShares
UltraShort Yen

† Subject to change at any time.

2  |  Legg Mason Permal Tactical Allocation Fund 2010 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs including front-end and back-end sales charges (loads) on purchase payment; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2010 and held for the six months ended June 30, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]

Class A	-3.81%	$1,000.00	$961.90	1.13%	$5.50

Class C	-4.17	1,000.00	958.30	1.88	9.13

Class FI	-3.81	1,000.00	961.90	1.14	5.55

Class I	-3.67	1,000.00	963.30	0.88	4.28

Class IS	-3.67	1,000.00	963.30	0.88	4.28

Based on hypothetical total return[1]

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]

Class A	5.00%	$1,000.00	$1,019.19	1.13%	$5.66

Class C	5.00	1,000.00	1.015.47	1.88	9.39

Class FI	5.00	1,000.00	1,019.14	1.14	5.71

Class I	5.00	1,000.00	1,020.43	0.88	4.41

Class IS	5.00	1,000.00	1,020.43	0.88	4.41

[1]	For the six months ended June 30, 2010.
[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The expense ratios do not include expenses of the underlying funds in which the Fund invests.
[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Permal Tactical Allocation Fund 2010 Semi-Annual Report  |  3

Consolidated schedule of investments (unaudited)
June 30, 2010

Legg Mason Permal Tactical Allocation Fund

Description	Shares	Value

Investments in Underlying Funds — 98.9%

Africa Emerging Markets Fund, Class A Shares	39,499	$1,038,429	(a)*

Calamos Investment Trust - Calamos Convertible Fund, Class I Shares	166,652	2,836,421

EMM Umbrella Funds - Emerging Markets Middle East Fund, Class A Shares	97,492	1,059,737	(a)*

ETFS Metal Securities - ETFS Physical Platinum	6,980	1,055,376	*

ETFS Palladium Trust - ETFS Physical Palladium Shares	24,930	1,097,668	*

iShares Trust:

iShares Barclays TIPS Bond Fund	19,087	2,040,591

iShares Dow Jones U.S. Healthcare Providers Index Fund	25,848	1,186,165	*

iShares MSCI Germany Index Fund	72,000	1,347,120

iShares MSCI Japan Index Fund	353,169	3,249,155

iShares MSCI Netherlands Investable Market Index Fund	66,900	1,144,659

iShares Nasdaq Biotechnology Index Fund	17,156	1,330,791	*

John Hancock Funds II - John Hancock Floating Rate Income Fund, Class I Shares	230,553	2,137,224

Legg Mason Charles Street Trust, Inc. - Legg Mason Global Opportunities Bond Fund, Class IS Shares	582,195	5,973,321	(b)

Legg Mason Partners Equity Trust:

Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	45,174	3,982,055	*(b)

Legg Mason ClearBridge Appreciation Fund, Class IS Shares	465,011	5,384,827	(b)

Legg Mason Partners Income Trust:

Legg Mason Western Asset Adjustable Rate Income Fund, Class I Shares	350,545	2,955,094	(b)

Legg Mason Western Asset Short-Term Bond Fund, Class I Shares	774,687	2,943,809	(b)

Legg Mason Partners Institutional Trust - Western Asset Institutional Liquid Reserves, Institutional Class Shares	1,255,647	1,255,647	(b)

Market Vectors ETF Trust - Market Vectors Agribusiness ETF	34,275	1,241,783

ProShares Trust II:

ProShares UltraShort Euro	86,993	2,175,695	*

ProShares UltraShort Yen	33,965	639,901	*

SPDR® Gold Trust - SPDR® Gold Shares	28,265	3,439,285	*

Select Sector SPDR®:

Consumer Staples Select Sector SPDR® Fund	101,890	2,598,195

Utilities Select Sector SPDR® Fund	97,215	2,747,296

The Royce Fund:

Royce Special Equity Fund, Institutional Class Shares	162,871	2,757,400	(b)

Royce Value Fund, Institutional Class Shares	264,207	2,594,510	*(b)

Western Asset Funds, Inc.:

Western Asset Core Bond Portfolio, Class IS Shares	505,008	5,676,290	(b)

Western Asset High Yield Portfolio, Class IS Shares	332,382	2,818,601	(b)

Total Investments in Underlying Funds Before Short-Term Investment (Cost — $69,941,654)		68,707,045

See Notes to Financial Statements.

4  |  Legg Mason Permal Tactical Allocation Fund 2010 Semi-Annual Report

Consolidated schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Permal Tactical Allocation Fund

Security	Rate	Maturity Date	Face Amount	Value

Short-Term Investment — 0.6%

Repurchase Agreement — 0.6%

State Street Bank & Trust Co., dated 6/30/10;
Proceeds at maturity — $397,000; (Fully collateralized by U.S. Treasury Bills, 2.500% due 4/30/15; Market value — $405,756) (Cost — $397,000)	0.000%	7/1/10	$397,000	$397,000

Total Investments — 99.5% (Cost — $70,338,654#)				69,104,045

Other Assets in Excess of Liabilities — 0.5%				320,324

Total Net Assets — 100.0%				$69,424,369

*	Non-income producing security.
(a)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees. (See Note 1)
(b)	Underlying Fund is affiliated with Legg Mason, Inc.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
SPDR® — Standard & Poor’s Depositary Receipts

See Notes to Financial Statements.

Legg Mason Permal Tactical Allocation Fund 2010 Semi-Annual Report  |  5

Consolidated statement of assets and liabilities (unaudited)
June 30, 2010

Assets:

Investments in affiliated Underlying Funds, at cost	$36,362,021

Investments in unaffiliated Underlying Funds, at cost	33,976,633

Investments in affiliated Underlying Funds, at value	36,341,554

Investments in unaffiliated Underlying Funds, at value	32,762,491

Cash	1,526

Receivable for Fund shares sold	469,297

Receivable from investment manager	7,199

Prepaid expenses	44,218

Total Assets	69,626,285

Liabilities:

Payable for securities purchased	51,925

Payable for Fund shares repurchased	37,735

Distribution fees payable	21,039

Trustees’ fees payable	594

Accrued expenses	90,623

Total Liabilities	201,916

Total Net Assets	$69,424,369

Net Assets:

Par value (Note 7)	$53

Paid-in capital in excess of par value	71,169,027

Undistributed net investment income	232,804

Accumulated net realized loss on Underlying Funds	(742,906)

Net unrealized depreciation on Underlying Funds	(1,234,609)

Total Net Assets	$69,424,369

Shares Outstanding:

Class A	919,656

Class C	1,741,082

Class FI	8,950

Class I	2,616,636

Class IS	8,973

Net Asset Value:

Class A (and redemption price)	$13.12

Class C*	$13.09

Class FI (and redemption price)	$13.11

Class I (and redemption price)	$13.12

Class IS (and redemption price)	$13.12

Maximum Public Offering Price Per Share:

Class A (based on maximum initial sales charge of 5.75%)	$13.92

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

6  |  Legg Mason Permal Tactical Allocation Fund 2010 Semi-Annual Report

Consolidated statement of operations (unaudited)
For the Six Months Ended June 30, 2010

Investment Income:

Income distributions from affiliated Underlying Funds	$306,579

Income distributions from unaffiliated Underlying Funds	285,828

Interest	643

Total Investment Income	593,050

Expenses:

Investment management fee (Note 2)	172,122

Legal fees	119,434

Distribution fees (Notes 2 and 5)	99,778

Registration fees	25,022

Shareholder reports	24,380

Transfer agent fees (Note 5)	19,150

Audit and tax	13,159

Custody fees	6,105

Trustees’ fees	2,545

Insurance	60

Miscellaneous expenses	2,545

Total Expenses	484,300
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(151,572)

Net Expenses	332,728

Net Investment Income	260,322

Realized and Unrealized Loss on Underlying Funds (Notes 1 and 3):

Net Realized Loss From:

Sale of affiliated Underlying Funds	(381,724)

Sale of unaffiliated Underlying Funds	(319,623)

Net Realized Loss	(701,347)

Change in Net Unrealized Appreciation/Depreciation From:

Affiliated Underlying Funds	(891,506)

Unaffiliated Underlying Funds	(1,875,463)

Change in Net Unrealized Appreciation/Depreciation	(2,766,969)

Net Loss on Underlying Funds	(3,468,316)

Decrease in Net Assets From Operations	$(3,207,994)

See Notes to Financial Statements.

Legg Mason Permal Tactical Allocation Fund 2010 Semi-Annual Report  |  7

Consolidated statements of changes in net assets

For the Six Months Ended June 30, 2010 (unaudited) and the Period Ended December 31, 2009	2010	2009†

Operations:

Net investment income	$260,322	$316,301

Net realized gain (loss)	(701,347)	212,774

Change in net unrealized appreciation/depreciation	(2,766,969)	1,532,360

Increase (Decrease) in Net Assets From Operations	(3,207,994)	2,061,435

Distributions to Shareholders From (Notes 1 and 6):

Net investment income	—	(450,002)

Net realized gains	(105,731)	(120,993)

Decrease in Net Assets From Distributions to Shareholders	(105,731)	(570,995)

Fund Share Transactions (Note 7):

Net proceeds from sale of shares	61,584,603	36,658,443

Reinvestment of distributions	58,796	398,580

Cost of shares repurchased	(23,757,556)	(3,695,212)

Increase in Net Assets From Fund Share Transactions	37,885,843	33,361,811

Increase in Net Assets	34,572,118	34,852,251

Net Assets:

Beginning of period	34,852,251	—

End of period*	$69,424,369	$34,852,251

*Includes accumulated and (overdistributed) net investment income of:	$232,804	$(27,518)

† For the period April 9, 2009 (commencement of operations) to December 31, 2009.

See Notes to Financial Statements.

8  |  Legg Mason Permal Tactical Allocation Fund 2010 Semi-Annual Report

Consolidated financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares[1]	2010[2]	2009[3]

Net asset value, beginning of period	$13.66	$11.40

Income (loss) from operations:
Net investment income	0.06	0.28

Net realized and unrealized gain (loss)	(0.58)	2.24

Total income (loss) from operations	(0.52)	2.52

Less distributions from:
Net investment income	—	(0.20)

Net realized gains	(0.02)	(0.06)

Total distributions	(0.02)	(0.26)

Net asset value, end of period	$13.12	$13.66

Total return[4]	(3.81)%	21.76%[5]

Net assets, end of period (000s)	$12,065	$17,548

Ratios to average net assets:
Gross expenses[6,7]	1.80%	7.61%

Net expenses[6,7,8,9]	1.13	1.16

Net investment income[7]	0.82	2.89

Portfolio turnover rate	61%	76%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2010 (unaudited).
[3]

Information is provided for the period April 9, 2009, when the fund began investment operations, to December 31, 2009, except for the fund’s total return, which is provided for the period April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The per share impact of operations from April 9, 2009 to April 13, 2009 was $0.03 of unrealized gains, which is reflected in the net realized and unrealized gain amount.

[4]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return is provided for the period from April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The total return for the period April 9, 2009, when the fund began investment operations, to December 31, 2009 is 22.08%.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.
[7]	Annualized.
[8]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and incentive or performance-based fees of underlying funds, to average net assets of Class A shares will not exceed 1.75% until April 30, 2012. The expense limitation takes into account the Underlying Funds expense ratios.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Permal Tactical Allocation Fund 2010 Semi-Annual Report  |  9

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class C Shares[1]	2010[2]	2009[3]

Net asset value, beginning of period	$13.68	$11.40

Income (loss) from operations:
Net investment income	0.03	0.28

Net realized and unrealized gain (loss)	(0.60)	2.15

Total income (loss) from operations	(0.57)	2.43

Less distributions from:
Net investment income	—	(0.09)

Net realized gains	(0.02)	(0.06)

Total distributions	(0.02)	(0.15)

Net asset value, end of period	$13.09	$13.68

Total return[4]	(4.17)%	21.03%[5]

Net assets, end of period (000s)	$22,796	$8,452

Ratios to average net assets:
Gross expenses[6,7]	2.45%	5.49%

Net expenses[6,7,8,9]	1.88	1.91

Net investment income[7]	0.41	2.91

Portfolio turnover rate	61%	76%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2010 (unaudited).
[3]

Information is provided for the period April 9, 2009, when the fund began investment operations, to December 31, 2009, except for the fund’s total return, which is provided for the period April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The per share impact of operations from April 9, 2009 to April 13, 2009 was $0.03 of unrealized gains, which is reflected in the net realized and unrealized gain amount.

[4]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return is provided for the period from April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The total return for the period April 9, 2009, when the fund began investment operations, to December 31, 2009 is 21.35%.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.
[7]	Annualized.
[8]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and incentive or performance-based fees of underlying funds, to average net assets of Class C shares will not exceed 2.50% until April 30, 2012. The expense limitation takes into account the Underlying Funds expense ratios.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

10  |  Legg Mason Permal Tactical Allocation Fund 2010 Semi-Annual Report

Consolidated financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class FI Shares[1]	2010[2]	2009[3]

Net asset value, beginning of period	$13.65	$11.40

Income (loss) from operations:
Net investment income	0.06	0.23

Net realized and unrealized gain (loss)	(0.58)	2.28

Total income (loss) from operations	(0.52)	2.51

Less distributions from:
Net investment income	—	(0.20)

Net realized gains	(0.02)	(0.06)

Total distributions	(0.02)	(0.26)

Net asset value, end of period	$13.11	$13.65

Total return[4]	(3.81)%	21.67%[5]

Net assets, end of period (000s)	$117	$122

Ratios to average net assets:
Gross expenses[6,7]	1.95%	10.04%

Net expenses[6,7,8,9]	1.14	1.15

Net investment income[7]	0.91	2.39

Portfolio turnover rate	61%	76%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2010 (unaudited).
[3]

Information is provided for the period April 9, 2009, when the fund began investment operations, to December 31, 2009, except for the fund’s total return, which is provided for the period April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The per share impact of operations from April 9, 2009 to April 13, 2009 was $0.03 of unrealized gains, which is reflected in the net realized and unrealized gain amount.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return is provided for the period from April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The total return for the period April 9, 2009, when the fund began investment operations, to December 31, 2009 is 21.99%.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.
[7]	Annualized.
[8]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and incentive or performance-based fees of underlying funds, to average net assets of Class FI shares will not exceed 1.75% until April 30, 2012. The expense limitation takes into account the Underlying Funds expense ratios.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Permal Tactical Allocation Fund 2010 Semi-Annual Report  |  11

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares[1]	2010[2]	2009[3]

Net asset value, beginning of period	$13.64	$11.40

Income (loss) from operations:
Net investment income	0.10	0.36

Net realized and unrealized gain (loss)	(0.60)	2.17

Total income (loss) from operations	(0.50)	2.53

Less distributions from:
Net investment income	—	(0.23)

Net realized gains	(0.02)	(0.06)

Total distributions	(0.02)	(0.29)

Net asset value, end of period	$13.12	$13.64

Total return[4]	(3.67)%	21.89%[5]

Net assets, end of period (000s)	$34,328	$8,608

Ratios to average net assets:
Gross expenses[6,7]	1.38%	6.16%

Net expenses[6,7,8,9]	0.88	0.91

Net investment income[7]	1.52	3.75

Portfolio turnover rate	61%	76%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2010 (unaudited).
[3]

Information is provided for the period April 9, 2009, when the fund began investment operations, to December 31, 2009, except for the fund’s total return, which is provided for the period April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The per share impact of operations from April 9, 2009 to April 13, 2009 was $0.03 of unrealized gains, which is reflected in the net realized and unrealized gain amount.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return is provided for the period from April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The total return for the period April 9, 2009, when the fund began investment operations, to December 31, 2009 is 22.21%.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.
[7]	Annualized.
[8]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and incentive or performance-based fees of underlying funds, to average net assets of Class I shares will not exceed 1.50% until April 30, 2012. The expense limitation takes into account the Underlying Funds expense ratios.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

12  |  Legg Mason Permal Tactical Allocation Fund 2010 Semi-Annual Report

Consolidated financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class IS Shares[1]	2010[2]	2009[3]

Net asset value, beginning of period	$13.64	$11.40

Income (loss) from operations:
Net investment income	0.08	0.25

Net realized and unrealized gain (loss)	(0.58)	2.28

Total income (loss) from operations	(0.50)	2.53

Less distributions from:
Net investment income	—	(0.23)

Net realized gains	(0.02)	(0.06)

Total distributions	(0.02)	(0.29)

Net asset value, end of period	$13.12	$13.64

Total return[4]	(3.67)%	21.88%[5]

Net assets, end of period (000s)	$118	$122

Ratios to average net assets:
Gross expenses[6,7]	1.69%	9.79%

Net expenses[6,7,8,9]	0.88	0.90

Net investment income[7]	1.16	2.63

Portfolio turnover rate	61%	76%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2010 (unaudited).
[3]

Information is provided for the period April 9, 2009, when the fund began investment operations, to December 31, 2009, except for the fund’s total return, which is provided for the period April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The per share impact of operations from April 9, 2009 to April 13, 2009 was $0.03 of unrealized gains, which is reflected in the net realized and unrealized gain amount.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The total return is provided for the period from April 13, 2009, when the fund began offering its shares to the public, to December 31, 2009. The total return for the period April 9, 2009, when the fund began investment operations, to December 31, 2009 is 22.21%.

[6]	Does not include expenses of the Underlying Funds in which the Fund invests.
[7]	Annualized.
[8]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and incentive or performance-based fees of underlying funds, to average net assets of Class IS shares will not exceed 1.50% until April 30, 2012. The expense limitation takes into account the Underlying Funds expense ratios

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Permal Tactical Allocation Fund 2010 Semi-Annual Report  |  13

Notes to consolidated financial statements (unaudited)

1. Organization and significant accounting policies
Legg Mason Permal Tactical Allocation Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund may invest directly in fixed income, indexed or other performance-related instruments (including exchange-traded notes (“ETNs”)), equity securities, forwards and derivatives. However, while authorized to invest directly, most of the Fund’s long or short exposure to asset classes will be achieved indirectly through investments in a combination of intermediary securities such as open-end (including exchange-traded funds (“ETFs”)), and closed-end funds as well as funds that are commonly referred to as hedge funds.

The Fund intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Tactical Allocation Fund, Ltd., organized under the laws of the Cayman Islands (the “Subsidiary”). Among other investments, the Subsidiary may invest in gold coin and bullion and other precious metals and commodity-linked derivative instruments. These financial statements are consolidated financial statements of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Funds value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

14  |  Legg Mason Permal Tactical Allocation Fund 2010 Semi-Annual Report

Notes to consolidated financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investment in Underlying Funds†	$ 66,608,879	$ 2,098,166	—	$68,707,045

Short-term investments†	—	397,000	—	397,000

Total investments	$ 66,608,879	$ 2,495,166	—	$69,104,045

† See Consolidated Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions and short-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend as investment income. Interest income is recorded on an accrual basis. Long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax return for the prior tax year and has concluded that as of June 30, 2010, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Legg Mason Permal Tactical Allocation Fund 2010 Semi-Annual Report  |  15

2. Investment management agreement and other transactions with affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Permal Asset Management Inc. (“Permal”) and Legg Mason Global Asset Allocation, LLC (“LMGAA”) are the Fund’s subadvisers. LMPFA, Permal and LMGAA are wholly-owned subsidiaries of Legg Mason.

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund, except, in certain cases, for the management of cash and short-term instruments. For its services, LMPFA pays Permal a subadvisory fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate

Up to and including $250 million	0.450%

Over $250 million and up to and including $750 million	0.400

Over $750 million	0.350

For its services, LMPFA pays LMGAA an annual rate of 0.05% of the Fund’s average daily net assets.

During the six months ended June 30, 2010, the Fund’s Class A, C, FI, I and IS shares had expense limitation arrangement in place of 1.75%, 2.50%, 1.75%, 1.50%, and 1.50%, respectively, of the average daily net assets of each class. Taxes, extraordinary expenses, incentive or performance-based fees of underlying funds and brokerage commissions (including brokerage commissions paid on purchases and sales of closed-end funds, ETFs, ETNs and other assets) are excluded from this waiver/reimbursement agreement. This expense limitation agreement cannot be terminated prior to April 30, 2012. The expense limitations take into account the expenses of the Underlying Funds. The expenses of the Underlying Funds are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each Underlying Fund as of the date of the Fund’s most recent prospectus) of the class of shares of each Underlying Fund held by a Fund, weighted in proportion to each Fund’s investment allocation among the Underlying Funds.

In addition, the Fund indirectly pays management and/or administrative fees to LMPFA and other wholly-owned subsidiaries of Legg Mason as a shareholder in the Underlying Funds.

During the six months ended June 30, 2010, fees waived and/or expenses reimbursed amounted to $151,572.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2010, LMIS and its affiliates received sales charges of approximately $18,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2010, CDSCs paid to LMIS and its affiliates were approximately:

	Class A	Class C

CDSCs	$0*	$5,000

* Amount represents less than $1,000.

All officers and one Trustee of the Company are employees of Legg Mason or its affiliates and do not receive compensation from the Company.

16  |  Legg Mason Permal Tactical Allocation Fund 2010 Semi-Annual Report

Notes to consolidated financial statements (unaudited) (cont’d)

3. Investments
During the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$70,320,754

Sales	31,898,874

At June 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$968,644

Gross unrealized depreciation	(2,203,253)

Net unrealized depreciation	$(1,234,609)

4. Derivative instruments and hedging activities
Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended June 30, 2010, the Fund did not invest in any derivative instruments.

5. Class specific expenses, waivers and/or reimbursements
The Fund has adopted a Rule 12b-1distribution plan and under that plan the Fund pays a service fee with respect to its Class A, C and FI shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.75% of the average daily net assets of Class C shares. Distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2010, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees

Class A	$17,902	$7,271

Class C	81,724	7,417

Class FI	152	163

Class I	—	4,137

Class IS	—	162

Total	$99,778	$19,150

For the six months ended June 30, 2010, waivers and/or reimbursements by class were as follows:

Waivers/ Reimbursements

Class A	$47,944

Class C	46,765

Class FI	493

Class I	55,877

Class IS	493

Total	$151,572

Legg Mason Permal Tactical Allocation Fund 2010 Semi-Annual Report  |  17

6. Distributions to shareholders by class

	Six Months Ended June 30, 2010	Period Ended December 31, 2009†

Net Investment Income:

Class A	—	$245,522

Class C	—	56,790

Class FI	—	1,733

Class I	—	143,917

Class IS	—	2,040

Total	—	$450,002

Net Realized Gains:

Class A	$18,010	$70,444

Class C	34,197	28,230

Class FI	179	531

Class I	53,165	21,258

Class IS	180	530

Total	$105,731	$120,993

† For the period April 9, 2009 (commencement of operations) to December 31, 2009.

7. Shares of beneficial interest
At June 30, 2010, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2010		Period Ended December 31, 2009†

	Shares	Amount	Shares	Amount

Class A

Shares sold	1,066,964	$14,702,327	1,516,030	$19,650,588

Shares issued on reinvestment	802	10,801	12,506	171,626

Shares repurchased	(1,433,126)	(19,925,793)	(243,520)	(3,328,685)

Net increase (decrease)	(365,360)	$(5,212,665)	1,285,016	$16,493,529

Class C

Shares sold	1,177,241	$16,207,293	629,895	$8,443,850

Shares issued on reinvestment	1,706	23,064	4,194	57,563

Shares repurchased	(55,499)	(753,453)	(16,455)	(219,240)

Net increase	1,123,448	$15,476,904	617,634	$8,282,173

Class FI

Shares sold	—	—	8,772	$100,000

Shares issued on reinvestment	13	$179	165	2,264

Net increase	13	$179	8,937	$102,264

† For the period April 9, 2009 (commencement of operations) to December 31, 2009.

18  |  Legg Mason Permal Tactical Allocation Fund 2010 Semi-Annual Report

Notes to consolidated financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2010		Period Ended December 31, 2009†

	Shares	Amount	Shares	Amount

Class I

Shares sold	2,211,349	$30,674,983	629,963	$8,364,005

Shares issued on reinvestment	1,815	24,572	12,008	164,557

Shares repurchased	(227,446)	(3,078,310)	(11,053)	(147,287)

Net increase	1,985,718	$27,621,245	630,918	$8,381,275

Class IS

Shares sold	—	—	8,772	$100,000

Shares issued on reinvestment	13	$180	188	2,570

Net increase	13	$180	8,960	$102,570

† For the period April 9, 2009 (commencement of operations) to December 31, 2009.

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Legg Mason
Permal Tactical Allocation Fund

Trustees
Paul R. Ades
Andrew L. Breech
Dwight B. Crane
R. Jay Gerken, CFA
Chairman
Frank G. Hubbard
Howard J. Johnson
David E. Maryatt
Jerome K. Miller
Ken Miller
John J. Murphy
Thomas F. Schlafly
Jerry A. Viscone

Investment manager
Legg Mason Partners Fund Advisor, LLC

Subadvisers
Legg Mason Global Asset Allocation, LLC

Permal Asset Management Inc.

Distributor
Legg Mason Investor Services, LLC

Custodian
State Street Bank and Trust Company

Transfer agent
Boston Financial Data Services, Inc. 2000 Crown Colony Drive Quincy, MA 02169

Independent registered public accounting firm
KPMG LLP 345 Park Avenue New York, NY 10154

Legg Mason Permal Tactical Allocation Fund
The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Legg Mason Permal Tactical Allocation Fund
Legg Mason Funds
55 Water Street
New York, NY 10041

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Permal Tactical Allocation Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC
Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eighth-largest money manager in the world, according to Pensions & Investments, May 31, 2010, based on 12/31/09 worldwide institutional assets under management.

www.leggmason.com/individualinvestors
©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC
PRML011932 8/10 SR10-1169

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS. Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

          The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: August 31, 2010

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date: August 31, 2010

By:	/s/ Kaprel Ozsolak

(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date: August 31, 2010